NOTE 11: SECURED LOAN PAYABLE (Tables)	12 Months Ended
Dec. 31, 2018
Note 11 Secured Loan Payable
Disclosure of detailed information about secured loan payable
	As at December 31,
	2018	2017	2016
Principal	$550,000	$550,000	$550,000
Interest	167,460	126,849	88,537
	$717,460	$676,849	$638,537